Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to the Grant of Equity Awards
Under the Company’s policies and practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards (including the Company’s stock option and restricted stock grants to its named executive officers) is typically made in the first quarter Committee meeting in each fiscal year. These grants are then made effective shortly after the date of filing of the Company’s
10-K
filing for its prior fiscal year. Share values utilized for annual awards are determined shortly before the grant date based upon Company share price averages over a predetermined period following the Company’s announcement of its prior year financial results. These values are then used in determining the number of options and restricted shares to be awarded to recipients, and values are not modified to reflect any subsequent increase or decrease in value of the Company’s stock between the end of the predetermined period and the effective date of the grant.
This equity grant approach is used by the Committee in order to best help ensure the annual grants are made only during an open window, and after the release of the Company’s material non-public information regarding its most recently-completed fiscal year. This grant timing provides for a routine and regular grant practice regarding the named executive officers’ annual equity awards. The Committee does not factor any material non-public information into its design and approval of the terms of such regular annual equity awards and the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
During fiscal 2025, the Company did not grant equity awards to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form
10-Q
or Form
10-K,
or the filing or furnishing of any Company
Form 8-K
that disclosed any material
non-public
information.

Award Timing Method	The Committee does not factor any material non-public information into its design and approval of the terms of such regular annual equity awards and the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false